Fair Value	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value
3.	Fair Value
US Treasury bills and certificate of deposits are reported at amortized costs which is equivalent to fair value. The following tables present the carrying value and fair value of these financial instruments as of September 30, 2021 and December 31, 2020:

	September 30, 2021
	Carrying Value	Fair Value
		Level 1	Level 2	Level 3
US Treasury bills	$1,375	$—	$1,375	$—
Bond	905	—	905	—
Certificate of deposits	1,119	—	1,119	—

Total	$3,399	$—	$3,399	$—

	December 31, 2020
	Carrying Value	Fair Value
		Level 1	Level 2	Level 3
US Treasury bills	$325	$—	$325	$—
Bond	—	—	—	—
Certificate of deposits	1,115	—	1,115	—

Total	$1,440	$—	$1,440	$—

The carrying value
of long-term debt represents the outstanding balance, net of unamortized debt issuance costs. As of
September
 30, 2021, the carrying value and fair value of our long-term debt was $148,967 and $151,653, respectively. As of December 31, 2020
,
the carrying value and fair value of our long-term debt was $144,168 and $149,965, respectively.
The fair value of
 our long-term debt is classified as a Level 3 financial instrument because certain inputs used to determine its fair value are not observable. The fair value was estimated using a discounted cash flow (“DCF”) methodology. The discount rate used in the DCF model was estimated based on a synthetic credit rating analysis for us, and a screening of market data to identify market yields of instruments within the range of identified credit ratings and with otherwise similar features.
Our nonfinancial
assets and liabilities, which include goodwill, intangible assets, property, and equipment, are not required to be measured at fair value on a recurring basis. However, on a periodic basis, or whenever events or changes in circumstances indicate that their carrying value may not be recoverable, we assess these assets for impairment.
 No
such impairment resulted during the three and nine months ended September 30, 2021 and 2020.

3.	FAIR VALUE
US Treasury bills and certificate of deposits are reported at amortized costs which is equivalent to fair value. The following tables present the carrying value and fair value of these financial instruments as of December 31, 2020 and 2019:

	2020
	Carrying Value	Fair Value
		Level 1	Level 2	Level 3
US Treasury bills	$325	$—	$325	$—
Certificate of deposits	1,115	—	1,115	—

Total	$1,440	$—	$1,440	$—

	2019
	Carrying Value	Fair Value
		Level 1	Level 2	Level 3
US Treasury bills	$321	$—	$321	$—
Certificate of deposits	358	—	358	—

Total	$679	$—	$679	$—

The carrying value of long-term debt represents the outstanding balance, net of unamortized debt issuance costs. As of December 31, 2020, the carrying value and fair value of our long-term debt was $144,168 and $149,965, respectively. As of December 31, 2019, the carrying value and fair value of our long-term debt was $137,957 and $139,636, respectively.
The fair value of our long-term debt is classified as a Level 3 financial instrument because certain inputs used to determine its fair value are not observable. The fair value was estimated using a discounted cash flow (“DCF”) methodology. The discount rate used in the DCF model was estimated based on a synthetic credit rating analysis for us, and a screening of market data to identify market yields of instruments within the range of identified credit ratings and with otherwise similar features.
Our nonfinancial assets and liabilities, which include goodwill, intangible assets, property, and equipment, are not required to be measured at fair value on a recurring basis. However, on a periodic basis, or whenever events or changes in circumstances indicate that their carrying value may not be recoverable, we assess these assets for impairment. No such impairment resulted during the years ended December 31, 2020 and 2019.